Shareholder Report, Average Annual Return (Details)	10 Months Ended			11 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Madison Short-Term Strategic Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Short-Term Strategic Income ETF NAV
Average Annual Return, Percent			5.71%
Madison Aggregate Bond ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Aggregate Bond ETF NAV
Average Annual Return, Percent		4.81%
Madison Covered Call ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Covered Call ETF NAV
Average Annual Return, Percent	6.82%
Madison Dividend Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Dividend Value ETF NAV
Average Annual Return, Percent				2.35%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Short-Term Strategic Income ETF Market
Average Annual Return, Percent			5.74%
Bloomberg 1-5 Year Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent			4.28%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Aggregate Bond ETF Market
Average Annual Return, Percent		4.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		4.10%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Covered Call ETF Market
Average Annual Return, Percent	6.76%
S&P 500 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					S&P 500 Total Return
Average Annual Return, Percent	25.72%
Cboe S&P 500 BuyWrite Monthly Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Cboe S&P 500 BuyWrite Monthly Index
Average Annual Return, Percent	10.30%
ETF Market [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Madison Dividend Value ETF Market
Average Annual Return, Percent				2.33%
Lipper Equity Income Funds Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Lipper Equity Income Funds Index
Average Annual Return, Percent				12.31%
Russell 1000 Value Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Total Return
Average Annual Return, Percent				11.00%